Share Based Compensation - Summarized Activity of Restricted Stock Awards (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of year	399,000
Granted, Equivalent Units	9,000
Vested, Equivalent Units	(197,000)
Forfeited, Equivalent Units	0
Balance at end of period	211,000
Non-vested at beginning of year, Weighted Average Grant Date Fair Value	$ 15.02
Granted, Weighted Average Grant Date Fair Value	$ 15.33
Vested, Weighted Average Grant Date Fair Value	$ 12.97
Forfeited, Weighted Average Grant Date Fair Value	$ 0
Non-vested at end of period, Weighted Average Grant Date Fair Value	$ 16.95